Rule 497(c) and 497(e)

Registration No. 333-03715

[CHAPMAN AND CUTLER LLP LETTERHEAD]

July 3, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
(Registration No. 333-03715)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”) and its series, Nuveen NWQ Global Equity Fund and Nuveen NWQ Global Equity Income Fund, we are transmitting for electronic filing pursuant to Rules 497(c) and 497(e) respectively, under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) and 497(e) filing with the Securities and Exchange Commission on June 16, 2014.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures